Expense Example - Retail Class - Transamerica Multi-Managed Balanced	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	644	845	1,062	1,685	276	545	939	2,041	78	243	422	942	67	211	368	822